Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note 8. Goodwill and Intangible Assets

Goodwill

During the second quarter of 2022, adverse changes in business climate, including decreases in the price of Bitcoin and increased volatility of equity markets, as evidenced by declines in the market price of the Company’s securities, those of its peers, and major market indices, reduced market multiples and increased weighted-average costs of capital, primarily driven by an increase in interest rates. Market concerns related to inflation, supply chain disruption issues and other macroeconomic factors were some of the primary causes for these declines. Additionally, the price of Bitcoin had declined significantly, notably during the second quarter of 2022.

Due to these factors, the Company determined that a triggering event had occurred, and therefore, performed a goodwill impairment assessment as of June 30, 2022. The valuation of the Company’s reporting units was determined with the assistance of an independent valuation specialist firm using a market approach. The market approach was based on the Guideline Public Company Method, which is derived from metrics of publicly traded companies or historically completed transactions of comparable businesses. The selection of comparable businesses was based on the markets in which the reporting units operated, giving consideration to risk profiles, size, geography, and diversity of products and services. Under the market approach, the Company evaluated the fair value based on trailing and forward-looking earnings and revenue multiples derived from comparable publicly traded companies with similar market position and size as the Company’s reporting units. The unobservable inputs used to measure the fair value included projected revenue growth rates, the price of Bitcoin, the global Bitcoin network hash rate, the timing of miner shipments under currently executed contracts and their subsequent deployment, and the determination of appropriate market comparison companies. The trailing-twelve-month and next-twelve-month enterprise value-to-revenue multiples assumed in the analysis ranged from approximately 0.7x to approximately 3.9x. The resulting estimated fair values of the combined reporting units were reconciled to the Company’s market capitalization, including an estimated implied control premium of approximately 30%.

The results of the quantitative test indicated the fair value of the reporting units did not exceed their carrying amounts, including goodwill, in excess of the carrying value of the goodwill. As a result, the entire carrying amount of the goodwill was recognized as a non-cash impairment charge during the year ended December 31, 2022.

Finite-lived intangible assets

The following table presents the Company’s finite-lived intangible assets as of December 31, 2023:

				Weighted-
	Gross	Accumulated	Net book	average life
	book value	amortization	value	(years)
Customer contracts	$6,300	$(1,292)	$5,008	10
Trademark	5,000	(1,042)	3,958	10
UL Listings	2,700	(469)	2,231	12
Patents	10,060	(5,560)	4,500	Various
Finite-lived intangible assets	$24,060	$(8,363)	$15,697

The customer contracts, trademark, and UL listings were recognized as the result of acquisitions during the year ended December 31, 2021 (see Note 3. Acquisitions).

During the year ended December 31, 2022, the Company paid $9.5 million to license a patent for technology being used in the development of the Corsicana Facility. The amount paid is being amortized over the term of the license, which expires on December 31, 2024.

The following table presents the Company’s finite-lived intangible assets as of December 31, 2022:

				Weighted-
	Gross	Accumulated	Net book	average life
	book value	amortization	value	(years)
Customer contracts	$6,300	$(671)	$5,629	10
Trademark	5,000	(542)	4,458	10
UL Listings	2,700	(244)	2,456	12
Patents	10,060	(1,126)	8,934	Various
Finite-lived intangible assets	$24,060	$(2,583)	$21,477

During the years ended December 31, 2023, 2022, and 2021, amortization expense related to finite-lived intangible assets was $5.8 million, $2.1 million, and $0.2 million, respectively.

The following table presents the estimated future amortization of the Company’s finite-lived intangible assets as of December 31, 2023:

2024	$5,823
2025	1,355
2026	1,355
2027	1,355
2028	1,355
Thereafter	4,455
Total	$15,697

The Company did not identify any impairment of its finite-lived intangible assets during the years ended December 31, 2023, 2022, and 2021.